Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Lease financial liability at beginning of year	$ 1,260	$ 1,306	$ 1,315
Additions From New Leases	227	213	274
Increase Decrease Reductions Of Leases Financial Liabilities From Payments	(313)	(276)	(239)
Increase Decrease Cancellation And Remeasurements Of Lease Financial Liabilities	27	(9)	(54)
Increase Decrease Through Foreign Exchange Difference Lease Financial Liabilities	(25)	26	10
Lease financial liability at end of year	$ 1,176	$ 1,260	$ 1,306